COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS
Schedule of minimum payments for long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties

2026	$878.0
2027 to 2030	205.5
2031 and thereafter	13.5